FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Advance payments	$ 42.0	$ 41.0
Contract performance	83.9	46.4
Lease obligations	19.5	30.1
Financial obligations	69.2	70.3
Other	1.5	8.4
Letters of credit and guarantees, net	$ 216.1	$ 196.2